Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods	€ 65,745,738	€ 26,342,367	€ 69,105,277	€ 18,516,207		€ 7,333,454
Sales of services	2,065,189	975,549	2,473,289	1,161,159		686,795
Total	€ 67,810,927	€ 27,317,916	€ 71,578,566	€ 19,677,366	[1]	€ 8,020,249	[1]

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.